CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares, shares authorized	2,000,000,000		3,508,990
Class A Ordinary shares
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	1,599,935,000	1,599,935,000
Ordinary shares, shares issued	1,111,232,210	1,063,813,210
Ordinary shares, shares outstanding	1,111,232,210	1,063,813,210
Class B Ordinary shares
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	99	99
Ordinary shares, shares outstanding	99	99
Class A preference shares
Preference Shares, Par Value	$ 0.00005	$ 0.00005
Preference Shares, Shares Authorized	65,000	65,000
Preference Shares, Shares Issued	65,000	65,000
Preference Shares, Shares Outstanding	65,000	65,000